CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 37,193,010	$ 151,758,218
Due from related parties, current	$ 6,072,800	$ 1,018,883
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade, net	$ 416,300	$ 1,403,641
Inventories	194,981	172,716
Prepaid expenses and other assets	291,832	1,112,362
Investment in equity securities, current	226,566	0
Loan to related party, current	$ 10,364,205	$ 0
Financing Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued charter revenue	$ 19,590	$ 0
Current assets of discontinued operations	495,003	9,669,748
Total current assets	55,274,287	165,135,568
NON-CURRENT ASSETS:
Vessels, net	72,767,793	77,025,694
Due from related parties, non-current	$ 1,590,501	$ 1,590,501
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non-current	$ 357,769	$ 357,769
Deferred charges, net	1,081,481	178,700
Investment in equity securities, non-current	4,647,853	0
Investment in related party	100,687,500	50,541,667
Loan to related party, non-current	$ 90,000,000	$ 0
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Non-current assets of discontinued operations	$ 0	$ 13,274,231
Total non-current assets	271,132,897	142,968,562
Total assets	326,407,184	308,104,130
CURRENT LIABILITIES:
Due to related parties	$ 338,333	$ 315,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 770,826	$ 1,748,857
Deferred revenue	984,000	310,000
Accrued liabilities	982,636	459,583
Current liabilities of discontinued operations	1,619,763	5,025,584
Total current liabilities	4,695,558	7,859,024
NON-CURRENT LIABILITIES:
Non-current liabilities of discontinued operations	0	3,902,497
Total non-current liabilities	0	3,902,497
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	122,665,819	119,601,410
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value: 3,900,000,000 shares authorized; 19,021,758 and 19,093,853 shares issued; 18,978,409 (net of treasury shares) and 19,093,853 shares outstanding as of December 31, 2023, and December 31, 2024, respectively	19,094	19,022
Preferred shares, $0.001 par value: 100,000,000 shares authorized; Series B preferred shares: 40,000 shares issued and outstanding as of December 31, 2023, and December 31, 2024, respectively	40	40
Additional paid-in capital	58,605,224	57,244,290
Treasury shares: 43,349 and 0 shares as of December 31, 2023, and December 31, 2024, respectively	0	(223,840)
Retained Earnings	140,421,449	119,701,687
Total shareholders' equity	199,045,807	176,741,199
Total liabilities, mezzanine equity and shareholders' equity	326,407,184	308,104,130
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	$ 122,665,819	$ 119,601,410